Annual Fund Operating Expenses (REIT Index Portfolio Annuity)	REIT Index Portfolio REIT Index Portfolio - REIT Index Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.27%